NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Description of forward stock split	30:1 forward stock split
Increased authorized share capital	500,000,000	500,000,000		500,000,000		500,000,000	500,000,000
Total liabilities		$ 272,968		$ 272,968		$ 80,137	$ 5,703
Net loss		(718,885)	$ (25,790)	(778,990)	$ (34,935)	(89,359)	(20,197)
Accumulated deficit		(897,456)		(897,456)		(118,466)	(29,107)
Net cash used in operating activities				26,848	$ (32,169)	(88,663)	(20,893)
Working capital deficit		221,377		221,377
Advance from affiliate		$ 98,837		$ 98,837		78,067
Former Director [Member]
Forgiveness of debt						$ 14,229